Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Summary of trade and other receivables

	2024 GBPm	2025 GBPm
Trade receivables	2,306	2,258
Loss allowance	(122)	(96)
	2,184	2,162
Prepayments and accrued income	283	293
Current tax receivable	42	13
Net finance lease receivable	2	-
Total	2,511	2,468

Summary of movements in loss allowance

	2024 GBPm	2025 GBPm
At start of year	119	122
Charge for the year	17	15
Trade receivables written off	(13)	(40)
Exchange translation differences	(1)	(1)
At end of year	122	96